Summary of Significant Accounting Policies - Stock-Based Compensation (Details) - Accounting Standards Update 2016-09 $ in Thousands	Jan. 01, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting treatment	$ 0
Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting treatment	$ (13)